Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2030 Fund	Sep. 08, 2023
Fidelity Freedom 2030 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(16.77%)
Past 5 years	4.14%
Since Inception	5.26%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0203
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	4.16%
Since Inception	5.29%	[1]

[1]	AFrom June 7, 2017.